10. STOCK OPTIONS	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
10. STOCK OPTIONS

10.      STOCK OPTIONS

On July 16, 2007 (the “Effective Date”), the Company’s Board and stockholders adopted the 2007 Employee Stock Options Plan (the “Plan”).  On July 17, 2012, the Company’s Board and stockholders amended the Plan to increase the aggregate number of options available for grant to 903,224.  The Plan has been adopted as a means of attracting, motivating, and retaining the best available personnel for positions of substantial responsibility within the Company.

The Plan provides for the Board or a Committee of the Board (the “Committee”) to grant awards to optionees and to determine the exercise price, vesting term, expiration date and all other terms and conditions of the Awards, including acceleration of the vesting of an Award at any time.  All options granted under the Plan are intended to be non-qualified options (“NQOs”) unless specified by the Committee to be incentive stock options (“ISOs”), as defined by the Internal Revenue Code.  NQOs may be granted to employees, consultants or Board members at an option price not less than the fair market value of the common stock subject to the Stock Option Agreement.  The following table summarizes information about stock options outstanding as of December 31, 2011 and 2012:

	Year Ended December 31, 2011		Year Ended December 31, 2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	105,890	$2.62	105,890	$2.62
Forfeited	-	$-	-	-
Granted	-	$-	643,340	7.56
Outstanding at end of period and expected to vest	105,890	$2.62	749,230	$6.86
Options exercisable	101,958	$2.66	222,278	$5.25
Weighted-average fair value of options granted during the period		$-		$5.37

The weighted average remaining contractual term of stock options outstanding and expected to vest at December 31, 2012 is 8.6 years.  The weighted average remaining contractual term of stock options exercisable at December 31, 2012 is 7.1 years.

Stock-based compensation expense for the years ended December 31, 2011 and 2012 was:

	2011	2012
Research and development	$891	$101,606
General and administrative	22,056	525,181
Total stock-based compensation expense	$22,947	$626,787

As of December 31, 2012, the total compensation expense related to unvested options not yet recognized totaled $2,832,702. The weighted-average vesting period over which the total compensation expense will be recorded related to unvested options not yet recognized at December 31, 2012 was approximately 3.3 years.  As of December 31, 2012, the Company had 154,013 options available for future grant under the Plan and exercisable options of 222,278.